As filed with the U.S. Securities and Exchange Commission on July 9, 2009
 File No. 033-47287
 File No. 811-06637

SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549

FORM N-1A

                                     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                                                                           Pre-Effective Amendment No. __                                     [   ]
                                                                           Post-Effective Amendment No. 70                                    [X]

and/or

                                   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                                                          Amendment No. 71                                                           [X]

(Check appropriate box or boxes.)

THE UBS FUNDS

     (Exact Name of Registrant as Specified in Charter)
 One North Wacker, Chicago, Illinois 60606
 (Address of Principal Executive Office) (Zip Code)
 Registrant's Telephone Number, including Area Code
 312-525-7100

Mark F. Kemper
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and Address of Agent for Service)

Please send copies of all communications to:

Bruce G. Leto, Esq.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

___ immediately upon filing pursuant to paragraph (b)
_X_ on August 11, 2009 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1) 1

___ on [Date] pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_X_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment only relates to all of the share classes of the UBS Tax Free Short-Intermediate Bond Fund.

EXPLANATORY NOTE

Post-Effective Amendment Nos. 58/59 (“PEA 58/59”), was filed with the U.S. Securities and Exchange Commission (the “SEC”) via the EDGAR system pursuant to Rule 485(a)(2) on July 2, 2008 (Accession Number 0001386893-08-000031) relating solely to all of the share classes of the UBS Tax Free Short-Intermediate Bond Fund (the “Fund”) a series of The UBS Funds (the “Registrant”) to be effective on September 15, 2008. Post-Effective Amendment Nos. 59/60 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on September 11, 2008 (Accession Number 0001386893-08-000060) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to October 15, 2008. Post-Effective Amendment Nos. 60/61 was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii) on October 14, 2008 (Accession Number 0001386893-08-000088) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to November 14, 2008. Post-Effective Amendment Nos. 62/63 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on November 13, 2008 (Accession Number 0001386893-08-000107) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to December 14, 2008. Post-Effective Amendment Nos. 63/64 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on December 12, 2008 (Accession Number 0001386893-08-000120) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to January 13, 2009. Post-Effective Amendment Nos. 64/65 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on January 12, 2009 (Accession Number 0001386893-09-000021) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to February 12, 2009. Post-Effective Amendment Nos. 65/66 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on February 11, 2009 (Accession Number 0001386893-09-000034) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to March 14, 2009. Post-Effective Amendment Nos. 66/67 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on March 13, 2009 (Accession Number 0001386893-09-000048 ) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to April 13, 2009. Post-Effective Amendment Nos. 67/68 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on April 10, 2009 (Accession Number 0001386893-09-000067) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to May 13, 2009. Post-Effective Amendment Nos. 68/69 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on May 12, 2009 (Accession Number 0001386893-09-000093) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to June 12, 2009. Post-Effective Amendment Nos. 69/70 was filed with the SEC via the EDGAR system pursuant to Rule 485 (b)(1)(iii) on June 11, 2009 (Accession Number 0001386893-09-000107) relating solely to all of the share classes of the Fund to extend PEA 58/59’s effective date to July 12, 2009.

2

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 70/71 to the Registration Statement relating solely to all of the share classes of the Fund is being filed solely for the purpose of delaying the effectiveness of PEA 58/59 to become effective on August 11, 2009.

Accordingly, the prospectus and statement of additional information of the Fund as filed on Form N-1A (Nos. 33-47287 and 811-6637) in PEA 58/59, are incorporated herein by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 70/71 is intended to become effective on August 11, 2009.

                                                                                                               3

                                                    THE UBS FUNDS

                                                            PART C

                                            OTHER INFORMATION

ITEM 23. EXHIBITS

(a)	Articles of Incorporation.

	(1)	Certificate of Trust of the Registrant dated August 9, 1993, as filed with the Office of the Secretary of State of the State of Delaware on August 13,
1993, is incorporated herein by reference to Post-Effective Amendment
No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the U.S. Securities and
Exchange Commission (the “SEC”) on September 15, 1998.

(i) Amendment to Certificate of Trust dated February 15, 2002 changing the Trust’s name to The UBS Funds, is incorporated
herein by reference to Post-Effective Amendment No. 39 to
Registrant’s Registration Statement on Form N-1A (Nos. 33-47287
and 811-6637) as filed electronically with the SEC on September
30, 2002.

	(2)	Amended and Restated Agreement and Declaration of Trust (the
“Declaration”) effective as of September 28, 2004, as amended March 8,
2007, is incorporated herein by reference to Post Effective Amendment
No. 55 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the SEC on April 10,
2007.

(i) Amendment No. 1 to the Amended and Restated Agreement and
Declaration of Trust dated March 6, 2008 is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-
6637) as filed electronically with the SEC on October 28, 2008.

(b)	By-Laws.

	(1)	By-Laws of The UBS Funds (f/k/a The Brinson Funds) dated April 25,
1995, are incorporated herein by reference to Post-Effective Amendment
No. 17 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the SEC on August 29,
1996.

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(i) Certificate of Vice President and Assistant Secretary reflecting amendments to the By-Laws dated July 1, 2002 is incorporated herein by reference to Post-Effective Amendment No. 37 to
Registrant’s Registration Statement on Form N-1A (Nos. 33-47287
and 811-6637) as filed electronically with the SEC on July 19,
2002.

(ii) Certificate of Vice President and Assistant Secretary reflecting amendments to the By-Laws dated April 23, 2008 is incorporated herein by reference to Post Effective Amendment No. 61 to
Registrant’s Registration Statement on Form N-1A (Nos. 33-47287
and 811-6637) as filed electronically with the SEC on October 28,
2008.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Form of Specimen Share Certificate of The UBS Funds is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as
filed electronically with the SEC on September 15, 1998.

	(2)	The rights of security holders of the Registrant are further defined in the following sections of the Registrant’s By-Laws and Declaration and are herein incorporated by reference to such documents as applicable:

(i) By-Laws.

Article II - “Meeting of Shareholders.”

(ii) Declaration.

Article III – “Shares” and Article V – “Shareholders’ Voting
Powers and Meetings.”

(d)	Investment Advisory Contracts.

	(1)	Investment Advisory Agreement dated July 1, 2002 between UBS Global
Asset Management (Americas) Inc. (the “Advisor”) and the Registrant on
behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as
filed electronically with the SEC on September 30, 2002.

(i) Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to  Post-Effective Amendment No. 43 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811
-6637) as filed electronically with the SEC on October 28, 2004.

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(ii) Amendment Number Two dated July 1, 2005 to Investment
Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post Effective Amendment No.
61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the SEC on
October 28, 2008.

(iii) Amendment Number Three dated June 2, 2006 to Investment
Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post Effective Amendment No.
61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the SEC on
October 28, 2008.

(2)	Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as
filed electronically with the SEC on September 30, 2002.

(i) Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-
6637) as filed electronically with the SEC on October 28, 2004.

(ii) Amendment Number Two dated June 2, 2006 to Investment
Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Bond Fund is
incorporated herein by reference to Post Effective Amendment No.
61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the SEC on
October 28, 2008.

(3)	Investment Advisory Agreement dated April 25, 1995 between the
Advisor and the Registrant on behalf of the UBS International Equity
Fund (f/k/a Global (Ex-U.S.) Equity Fund and Brinson Non-U.S. Equity
Fund) is incorporated herein by reference to Post-Effective Amendment
No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33- 47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.
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(i) Certificate of the Secretary and resolutions redesignating the
Global (Ex-U.S.) Equity Fund as the International Equity Fund are
incorporated herein by reference to Post-Effective Amendment No.
33 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the SEC on
December 7, 2000.

(ii) Amendment dated July 1, 2004 to Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-
6637) as filed electronically with the SEC on October 28, 2004.

(4)	Investment Advisory Agreement dated July 1, 2002, as amended on July
1, 2003 and January 1, 2004, by and between the Advisor and the
Registrant on behalf of the UBS Global Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as
filed electronically with the SEC on October 28, 2004.

(5)	Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund
(f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-
Effective Amendment No. 39 to Registrant’s Registration Statement on
Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the
SEC on September 30, 2002.

(i) Amendment dated February 17, 2004 to Investment Advisory
Agreement dated July 1, 2002 between the Advisor and the
Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a
UBS U.S. Equity Fund) is incorporated herein by reference to
Post-Effective Amendment No. 43 to Registrant’s Registration
Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(ii) Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S.
Equity Fund) is incorporated herein by reference to Post-Effective
Amendment No. 43 to Registrant’s Registration Statement on
Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.
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(6)	Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as
filed electronically with the SEC on September 30, 2002.

(i) Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by
reference to Post-Effective Amendment No. 43 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-
6637) as filed electronically with the SEC on October 28, 2004.

(7)	Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to
Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and
811-6637) as filed electronically with the SEC on September 30, 2002.

(i) Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to
Registrant’s Registration Statement on Form N-1A (Nos. 33-47287
and 811-6637) as filed electronically with the SEC on October 28,
2004.

(8)	Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to
Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and
811-6637) as filed electronically with the SEC on September 30, 2002.

(i) Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to
Registrant’s Registration Statement on Form N-1A (Nos. 33-47287
and 811-6637) as filed electronically with the SEC on October 28,
2004.

(9)	Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS High Yield Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as
filed electronically with the SEC on September 30, 2002.
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(i) Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS High Yield Fund is incorporated herein by
reference to Post-Effective Amendment No. 43 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-
6637) as filed electronically with the SEC on October 28, 2004.

(10)	Investment Advisory Agreement dated December 10, 1998 between the
Advisor and the Registrant on behalf of the UBS Emerging Markets
Equity Fund is incorporated herein by reference to Post-Effective
Amendment No. 25 to Registrant’s Registration Statement on Form N-1A
(Nos. 33-47287 and 811-6637) as filed electronically with the SEC on
March 1, 1999.

(i) Form of Certificate of the Secretary and resolutions restating the
Investment Advisory Agreement of the UBS Emerging Markets
Equity Fund are incorporated herein by reference to Post-Effective
Amendment No. 34 to Registrant’s Registration Statement on
Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(11)	Investment Advisory Agreement dated December 10, 1998 between the
Advisor and the Registrant on behalf of the UBS Emerging Markets Debt
Fund is incorporated herein by reference to Post-Effective Amendment
No. 25 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the SEC on March l,
1999.

(i) Form of Certificate of the Secretary and resolutions restating the
Investment Advisory Agreement of the UBS Emerging Markets
Debt Fund is incorporated herein by reference to Post-Effective
Amendment No. 34 to Registrant’s Registration Statement on
Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(12)	Investment Advisory Agreement dated May 23, 2000 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 31 to
Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and
811-6637) as filed electronically with the SEC on August 29, 2000.

(i) Form of Certificate of the Secretary and resolutions restating the
Investment Advisory Agreement of the UBS U.S. Small Cap
Equity Fund are incorporated herein by reference to Post-Effective
Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.
9

(13)	Investment Advisory Agreement dated July l, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Value Equity
Fund (f/k/a UBS U.S. Value Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as
filed electronically with the SEC September 30, 2002.

(i) Amendment dated February 17, 2004 to Investment Advisory
Agreement dated July 1, 2002 between the Advisor and the
Registrant on behalf of the UBS U.S. Large Cap Value Equity
Fund (f/k/a UBS U.S. Value Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-
6637) as filed electronically with the SEC on October 28, 2004.

(ii) Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Value Equity Fund (f/k/a UBS
U.S. Value Equity Fund) is incorporated herein by reference to
Post-Effective Amendment No. 43 to Registrant’s Registration
Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(14)	Investment Advisory Agreement dated December 7, 2000 between the
Advisor and the Registrant on behalf of the UBS U.S. Real Estate Equity
Fund is incorporated herein by reference to Post-Effective Amendment
No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the SEC on July 31,
2001.

(i) Form of Certificate of the Secretary and resolutions restating the
Investment Advisory Agreement of the UBS U.S. Real Estate
Equity Fund is incorporated herein by reference to Post-Effective
Amendment No. 34 to Registrant’s Registration Statement on
Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(15)	Investment Advisory Agreement dated January 1, 2005 between the
Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post Effective Amendment No. 61 to
Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and
811-6637) as filed electronically with the SEC on October 28, 2008.
10

(i) Amendment Number One dated June 29, 2007 to Investment
Advisory Agreement dated January 1, 2005 between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post Effective Amendment No.
61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the SEC on
October 28, 2008.

(ii) Investment Advisory Agreement dated March 6, 2005 between the
Advisor and the Registrant on behalf of the UBS Absolute Return
Bond Fund is incorporated herein by reference to Post Effective
Amendment No. 61 to Registrant’s Registration Statement on
Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(16)	Investment Advisory Agreement dated March 27, 2006 between the
Advisor and the Registrant on behalf of the UBS U.S. Mid Cap Growth
Equity Fund is incorporated herein by reference to Post-Effective
Amendment No. 51 to Registrant’s Registration Statement on Form N-1A
(Nos. 33-47287 and 811-6637) as filed electronically with the SEC on
March 27, 2006.

(17)	Investment Advisory Agreement dated August 14, 2006 between the
Advisor and the Registrant on behalf of the UBS U.S. Equity Alpha Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and
811-6637) as filed electronically with the SEC on October 28, 2008.

(18)	Investment Advisory Agreement dated July 12, 2007 between the Advisor and the Registrant on behalf of the UBS Global Frontier Fund is incorporated herein by reference to Post Effective Amendment No. 61 to
Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and
811-6637) as filed electronically with the SEC on October 28, 2008.

(19)	Form of Investment Advisory Agreement between the Advisor and the
Registrant on behalf of the UBS Tax Free Short-Intermediate Bond Fund is incorporated herein by reference to Post Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and
811-6637) as filed electronically with the SEC on July 2, 2008.

(e)	Underwriting Contracts.

	(1)	Principal Underwriting Contract, dated November 5, 2001, between UBS
Global Asset Management (US) Inc. (f/k/a Brinson Advisors, Inc.) and the
Registrant is incorporated herein by reference to Post-Effective
Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.
11

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements.

(1) Custodial arrangements are provided under the Multiple Services
Agreement dated May 9, 1997, as amended, between Morgan Stanley
Trust Company and succeeded by JPMorgan Chase Bank (f/k/a The Chase
Manhattan Bank), and the Registrant on behalf of each series of the
Registrant is incorporated herein by reference to Post-Effective
Amendment No. 25 to Registrant’s Registration Statement on Form N-1A
(Nos. 33-47287 and 811-6637) as filed electronically with the SEC on
March 1, 1999.

(i) Amendment dated May 9, 2000 relating to Fee Obligation and
Continuation of the Registrant’s Multiple Services Agreement is
incorporated herein by reference to Post-Effective Amendment No.
31 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the SEC on
August 29, 2000.

(ii) Amendment dated May 21, 2001 relating to the Appointment of
Brinson Advisors, Inc. to serve as administrator to the Trust is incorporated herein by reference to Post-Effective Amendment No.
39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the SEC on
September 30, 2002.

(iii) Amended Attachment A (approved borrowers) to the Registrant’s
Multiple Services Agreement is incorporated herein by reference to
Post Effective Amendment No. 61 to Registrant’s Registration
Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(iv) Revised Schedule B3 (authorized signatories) to the Registrant’s
Multiple Services Agreement is incorporated herein by reference to
Post Effective Amendment No. 61 to Registrant’s Registration
Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(v) Amended Schedule B1 and Schedule F to the Registrant’s Multiple
Services Agreement is incorporated herein by reference to Post effective Amendment No. 54 to Registrant's Registration Statement
on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 27, 2006.
12

(vi) Revised Schedule A to the Registrant’s Multiple Services
Agreement is incorporated herein by reference to Post effective
Amendment No. 53 to Registrant’s Registration Statement on
Form N-1A (Nos. 33-47287 and 811-6637), as filed electronically with the SEC on August 14, 2006.

(vii) Amendment dated as of April 1, 2007 to the Securities Lending
Authorization Amendment to the Multiple Services Agreement is
incorporated herein by reference to Post-Effective Amendment No.
56 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the SEC on June
22, 2007.

(h)	Other Material Contracts.

	(1)	Administration Contract, dated April 1, 2006, between UBS Global Asset
Management (Americas) Inc. and the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as
filed electronically with the SEC on October 28, 2008.

(i) Amendment to Exhibit A, dated June 24, 2007, to Administration
Contract is incorporated herein by reference to Post-Effective
Amendment No. 56 to Registrant’s Registration Statement on
Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 22, 2007.

(ii) Form of Amendment to Exhibit A to Administration Contract is
incorporated herein by reference to Post-Effective Amendment No.
58 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the SEC on July
2, 2008.

	(2)	Transfer Agency and Related Services Agreement, dated August 20, 2001, between PFPC Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration
Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

(i) Amendment to Exhibit B to the Transfer Agency and Related
Services Agreement, approved August 19, 2003, between PFPC
Inc. and the Registrant is incorporated herein by reference to Post-
Effective Amendment No. 40 to Registrant’s Registration Statement
on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2003.
13

(ii) Amendment to Exhibit A, dated June 24, 2007, to the Transfer
Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-
6637) as filed electronically with the SEC on June 22, 2007.

(i)	Legal Opinion.

	(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as
filed electronically with the SEC on June 22, 2007.

(j)	Other Opinions.

	(1)	Consent of Ernst & Young LLP, Independent Registered Public
Accounting Firm, is incorporated herein by reference to Post Effective
Amendment No. 61 to Registrant’s Registration Statement on Form N-1A
(Nos. 33-47287 and 811-6637) as filed electronically with the SEC on
October 28, 2008.
	(2)	(a) Powers of Attorney appointing Mark F. Kemper, Keith A. Weller,
Joseph J. Allessie, Mary Capasso, Michael Calhoun, Stephen
Fleischer, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A.
Sheehan and Jana L. Cresswell attorneys-in-fact and agents to
Frank K. Reilly, Walter E. Auch, Edward M. Roob, Adela Cepeda
and J. Mikesell Thomas are incorporated herein by reference to
Post-Effective Amendment No. 48 to Registrant’s Registration
Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on December 20, 2005.

(b) Powers of Attorney appointing Mark F. Kemper, Keith A. Weller,
Joseph J. Allessie, Mary Capasso, Michael Calhoun, Stephen
Fleischer, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A.
Sheehan and Jana L. Cresswell attorneys-in-fact and agents to
Thomas Disbrow and Kai Sotorp are incorporated herein by
reference to Post-Effective Amendment No. 54 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-
6637) as filed electronically with the SEC on October 27, 2006.

14

(c) Powers of Attorney appointing Mark F. Kemper, Keith A Waller,
Joseph J. Allessie, Mary Capasso, Michael Calhoun, Eric Sanders,
Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L.
Cresswell attorneys-in-fact and agents to John J. Murphy and
Abbie J. Smith are incorporated herein by reference to Post-
Effective Amendment No. 66/67 to Registrant’s Registration
Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March 13, 2009.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.

	(1)	Letter of Understanding Relating to Initial Capital, dated July 1, 1992, is incorporated herein by reference to Post-Effective Amendment No. 21 to
Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and
811-6637) as filed electronically with the SEC on September 15, 1998.

(m)	Rule 12b-1 Plan.

	(1)	Shareholder Services Plan, dated October 29, 2001, as revised March 9,
2007, relating to Class A shares of each series of the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to
Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and
811-6637) as filed electronically with the SEC on October 28, 2008.

	(2)	Rule 12b-1 Plan, dated October 29, 2001, as revised March 8, 2006, relating to the Class B shares of each series of the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to
Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and
811-6637) as filed electronically with the SEC on October 28, 2008.

	(3)	Rule 12b-1 Plan, dated October 29, 2001, as revised March 9, 2007, relating to the Class C shares of each series of the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to
Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and
811-6637) as filed electronically with the SEC on October 28, 2008.

(i) Addendum to Rule 12b-1 Plan, dated December 14, 2004 relating to the Class C shares of UBS Absolute Return Bond Fund is
incorporated herein by reference to Post Effective Amendment No.
55 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the SEC on April
10, 2007.
15

(ii) Form of Addendum to Rule 12b-1 Plan relating to the Class C shares of UBS Tax Free Short-Intermediate Bond Fund is
incorporated herein by reference to Post-Effective Amendment No.
58 to Registrant’s Registration Statement on Form N-1A (Nos. 33-
47287 and 811-6637) as filed electronically with the SEC on July 2, 2008.

(4) Shareholder Services Plan dated December 14, 2004 relating to Class A shares on behalf of the UBS Absolute Return Bond Fund is incorporated herein by reference to Post Effective Amendment No. 55 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as
filed electronically with the SEC on April 10, 2007.

(5) Form of Shareholder Services Plan relating to Class A shares on behalf of the UBS Absolute Return Bond Fund and UBS Tax Free Short-
Intermediate Bond Fund is incorporated herein by reference to Post-
Effective Amendment No. 58 to Registrant’s Registration Statement on
Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the
SEC on July 2, 2008.

(n) Rule 18f-3 Plan

(1) Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, effective as of December 14, 2004, on behalf of each series of the
Registrant is incorporated herein by reference to Post-Effective
Amendment No. 44 to Registrant’s Registration Statement on Form N-1A
(Nos. 33-47287 and 811-6637) as filed electronically with the SEC on
December 21, 2004.

(p) Code of Ethics.

(1) Joint Code of Ethics of Registrant, the investment adviser, the sub-adviser and the principal underwriter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant’s
Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as
filed electronically with the SEC on October 27, 2006.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
WITH THE REGISTRANT

None.
16

ITEM 25. INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act ("DSTA") and the Registrant's Amended
and Restated Agreement and Declaration of Trust, as amended, ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by
Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section
3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the
Declaration of Trust.

Indemnification of the Trustees and officers of the Registrant is provided for in Article VII,
Sections 2 through 4 of the Registrant’s Declaration of Trust effective as of September 28, 2004, as amended, as follows:

Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every
Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Section 3. Trustee’s Good Faith Action, Expert Advice, No Bond or Surety. The
exercise by the Trustees of their powers hereunder shall be binding upon everyone interested in or dealing with the Trust. A Trustee shall be liable to the Trust and to any
Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this
Declaration of Trust and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.
17

Section 4. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses, reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of this
Article.

Indemnification of Registrant’s advisors, custodian, transfer agent, accounting services provider, administrator and distributor against certain stated liabilities is provided for in the following documents:

(a)	Each Series’ investment advisory agreement between the Registrant, on behalf of the series, and UBS Global Asset Management (Americas) Inc., all of which are incorporated herein by reference or filed herewith, as follows:

	(1)	Section 6 of the Investment Advisory Agreement on behalf of the UBS
International Equity Fund, dated April 25, 1995, as amended;

	(2)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
U.S. Bond Fund, dated July 1, 2002;

	(3)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
High Yield Fund, dated July 1, 2002;

	(4)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
U.S. Equity Fund, dated July 1, 2002;

	(5)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
U.S. Value Equity Fund, dated July 1, 2002;

	(6)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
U.S. Large Cap Growth Fund, dated July 1, 2002;

	(7)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
U.S. Small Cap Equity Fund, dated May 23, 2000, as amended;

	(8)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
U.S. Small Cap Growth Fund, dated July 1, 2002;

	(9)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
U.S. Real Estate Equity Fund, dated December 7, 2000, as amended;

	(10)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
Global Allocation Fund, dated July 1, 2002;

18

	(11)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
Global Bond Fund, dated July 1, 2002;

	(12)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
Global Equity Fund, dated July 1, 2002, as amended and restated July 1,
2003;

	(13)	Section 6 of the Investment Advisory Agreement on behalf of the UBS
Emerging Markets Debt Fund, dated December 10, 1998, as amended;

	(14)	Section 6 of the Investment Advisory Agreement on behalf of the UBS
Emerging Markets Equity Fund, dated December 10, 1998, as amended;

	(15)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
Dynamic Alpha Fund;

	(16)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
Absolute Return Bond Fund;

	(17)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
U.S. Mid Cap Growth Equity Fund;

	(18)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
U.S. Equity Alpha Fund;

	(19)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
Global Frontier Fund; and

	(20)	Section 7 of the Investment Advisory Agreement on behalf of the UBS
Tax Free Short-Intermediate Bond Fund.

(b)	Sections I.8(a), I.8(c)(iii), I.10, II.A.2, II.B.5, II.C.6, III.1., III.2.(b) through
III.2.(e), III.4.(e) and III.9.(b) of the Multiple Services Agreement dated May 9,
1997, as amended, between Morgan Stanley Trust Company, as succeeded by
JPMorgan Chase Bank (formerly known as The Chase Manhattan Bank) and the
Registrant, on behalf of its series, which is incorporated herein by reference.

(c)	Section 9(a) of the Principal Underwriting Contract between UBS Global Asset
Management (US) Inc. (formerly known as Brinson Advisors, Inc.) and the
Registrant on behalf of each series dated November 5, 2001, which is incorporated herein by reference.

(d)	Section 12 of the Transfer Agency and Related Services Agreement between
PFPC Inc. and the Registrant on behalf of each series dated August 20, 2001, which is incorporated herein by reference.

(e)	Sections 8 and 9 of the Administration Contract between UBS Global Asset Management (Americas) Inc. and the Registrant on behalf of each series, which is incorporated herein by reference.

19

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT
MANAGER

UBS Global Asset Management (Americas) Inc. provides investment advisory services consisting of portfolio management for a variety of individuals and institutions. For information as to any other business, vocation or employment of a substantial nature in which the
Registrant’s investment advisor and each officer of the Registrant’s investment advisor is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see UBS Global Asset Management (Americas) Inc.’s
Form ADV (File #801-34910) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

ITEM 27.	PRINCIPAL UNDERWRITER

(a)	UBS Global AM (US) serves as principal underwriter for the following investment companies:

UBS Cashfund Inc.,
UBS Index Trust,
UBS Investment Trust,
UBS Money Series,
UBS Managed Municipal Trust,
UBS Master Series, Inc.,
Master Trust
UBS Municipal Money Market Series,
UBS RMA Money Fund, Inc.,
UBS RMA Tax-Free Fund, Inc.,
UBS Series Trust,
UBS PACE Select Advisors Trust,
SMA Relationship Trust

(b)	UBS Global AM (US) is the Registrant’s principal underwriter. The information set forth below is furnished for those directors and officers of UBS Global AM (US) who also serve as directors or officers of the Registrant.
20

	Positions and Offices	Positions and Offices
Name and Business Address*	with Underwriter	with the Registrant

Kai Sotorp**	Head - Americas for	President
UBS Global Asset
Management, a member
of the UBS Group
Managing Board and a
member of the UBS
Global Asset
Management Executive
Committee

Joseph J. Allessie*	Executive Director and	Vice President and
	Deputy General Counsel	Assistant Secretary
of UBS Global AM

Andrew Shoup*	Managing Director and	Vice President and
	Global Head of the Fund	Chief Operating
	Treasury Administration	Officer
Department

Thomas Disbrow*	Executive Director and	Vice President and
	Head of US Mutual Fund	Treasurer
Treasury Administration
Department of UBS
Global AM

Mark F. Kemper**	Managing Director,	Vice President and
	General Counsel and	Secretary
Secretary of UBS Global
AM

Joanne Kilkeary*	Director and Senior	Vice President and
	Manager of US Mutual	Assistant Treasurer
Fund Treasury
Administration
Department of UBS
Global AM

21

	Positions and Offices	Positions and Offices
Name and Business Address*	with Underwriter	with the Registrant

Michael Flook *	Associate Director and	Vice President and
	Senior Manager of US	Assistant Treasurer
Mutual Fund Treasury
Administration
Department of UBS
Global AM

Joseph McGill*	Managing Director and	Vice President and
	Chief Compliance	Chief Compliance
	Officer of UBS Global	Officer
AM

Eric Sanders*	Director and Associate	Vice President and
	General Counsel of UBS	Assistant Secretary
Global AM

Tammie Lee*	Director and Associate	Vice President and
	General Counsel of UBS	Assistant Secretary
Global AM

Keith A. Weller*	Executive Director and	Vice President and
	Senior Associate General	Assistant Secretary
Counsel of UBS Global
AM

Nancy Osborn*	Associate Director and	Vice President and
	Senior Manager of US	Assistant Treasurer
Mutual Fund Treasury
Administration
Department of UBS
Global AM

Steven LeMire*	Director and Senior	Vice President and
	Manager of US Mutual	Assistant Treasurer
Fund Treasury
Administration
Department of UBS
Global AM

(c)	Not Applicable.

* **	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114. This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

22

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS
All accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C.
80a-3-(a)] and rules under that section, are maintained by JPMorgan Chase Bank (“JPMorgan
Chase”), 270 Park Avenue, New York, New York 10017 with the exception of those maintained by the Registrant’s investment advisor, UBS Global Asset Management (Americas) Inc., One
North Wacker Drive, Chicago, IL, 60606.
JPMorgan Chase provides general sub-administrative, accounting, portfolio valuation, and custodian services to the Registrant, including the coordination and monitoring of any third-party service providers and maintains all such records relating to these services. ITEM 29. MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.
ITEM 30.	UNDERTAKINGS
Not Applicable.

23

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the
Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment No. 70/71 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 9th day of July
2009.

THE UBS FUNDS

By: /s/ Kai Sotorp
Kai Sotorp*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Kai Sotorp	President and Principal Executive Officer	July 9, 2009
Kai Sotorp*

/s/ Frank K. Reilly	Chairman and Trustee	July 9, 2009
Frank K. Reilly*

/s/ Walter E. Auch	Trustee	July 9, 2009
Walter E. Auch*

/s/ Edward M. Roob	Trustee	July 9, 2009
Edward M. Roob*

/s/ Adela Cepeda	Trustee	July 9, 2009
Adela Cepeda*

/s/ J. Mikesell Thomas	Trustee	July 9, 2009
J. Mikesell Thomas*

/s/ Abbie J. Smith	Trustee	July 9, 2009
Abbie J. Smith*

/s/ John J. Murphy	Trustee	July 9, 2009
John J. Murphy*

/s/ Thomas Disbrow	Treasurer and Principal Accounting Officer	July 9, 2009
Thomas Disbrow*

         * By: /s/ Joseph J. Allessie
                Joseph J. Allessie, Attorney-in-Fact
           (Pursuant to Powers of Attorney incorporated herein by reference.)

EXHIBITS INDEX

EXHIBITS		EXHIBIT NO.
None